EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Anti-dilutive shares excluded from the computation of diluted earnings per share
Net income attributable to Canadian Solar Inc. - basic	$ 274,187	$ 239,968	$ 95,248
Dilutive effect of convertible notes	5,290	5,183	5,300
Net income attributable to Canadian Solar Inc. - diluted	$ 279,477	$ 245,151	$ 100,548
Denominator for basic calculation - weighted average number of common shares - basic	65,375,084	64,324,558	61,614,391
Diluted effects of share number from RSUs and share options	546,765	586,420	985,554
Dilutive effects of share number from convertible notes	6,272,157	6,272,157	6,272,157
Denominator for diluted calculation - weighted average number of common shares - diluted	72,194,006	71,183,135	68,872,102
Basic earnings per share	$ 4.19	$ 3.73	$ 1.55
Diluted earnings per share	$ 3.87	$ 3.44	$ 1.46
RSUs and share options
Anti-dilutive shares excluded from the computation of diluted earnings per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	48,598	9,295	3,877